SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
Schedule of mineral assets and equipment by geographic region

(i)Loss for the year by segment

	Mexico	Panama	USA	Canada	Total
Year ended December 31, 2021
Revenue (note 17)	$(4,091)	$—	$—	$—	$(4,091)
Cost of sales	1,358	—	—	—	1,358
Gross profit	(2,733)	—	—	—	(2,733)
Exploration and evaluation expenses (note 19)	9,908	4,771	366	63	15,108
General and administrative expenses (note 18)	—	—	—	7,207	7,207
Depreciation	—	36	—	118	154
Share based payments (note 23)	89	51	—	2,189	2,329
Interest and finance costs (note 20)	1,406	—	—	(110)	1,296
Foreign exchange loss	3,956	—	—	(230)	3,726
Other (gains) and losses (note 21)	(220)	—	—	(589)	(809)
Loss for the year	$12,406	$4,858	$366	$8,648	$26,278

	Mexico	Panama	USA	Canada	Total
Year ended December 31, 2020
Exploration and evaluation expenses (note 19)	$12,658	$3,465	$136	$43	$16,302
General and administrative expenses (note 18)	—	—	—	4,330	4,330
Depreciation	34	22	—	50	106
Share based payments (note 23)	—	—	—	2,523	2,523
Interest and finance costs (note 20)	1,294	—	—	2,601	3,895
Foreign exchange loss	481	—	—	1,114	1,595
Other (gains) and losses (note 21)	(1,032)	—	—	(25)	(1,057)
Loss for the year	$13,435	$3,487	$136	$10,636	$27,694

(ii)Assets and liabilities by segment

	Mexico	Panama	USA	Canada	Total
At December 31, 2021
Equipment	$7,466	$37	$—	$132	$7,635
Mineral properties and related construction	213,749	—	—	—	213,749
Exploration and evaluation properties	—	82,429	314	—	82,743
Total assets	267,403	83,162	314	14,016	364,895

	Mexico	Panama	USA	Canada	Total
At December 31, 2020
Equipment	$463	$73	$—	$174	$710
Mineral properties and related construction	71,272	—	—	—	71,272
Exploration and evaluation properties	—	82,429	314	—	82,743
Total assets	82,781	83,260	314	72,840	239,195